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Washington National Insurance Company




Annual Report
to Contract Owners

December 31, 2008





                        Washington National Insurance Company Variable Account B

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2008
----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON NATIONAL INSURANCE COMPANY VARIABLE ACCOUNT B                                                                      PAGE
Statement of Assets and Liabilities as of December 31, 2008...................................................................   1
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2008.........................   2
Statements of Changes in Net Assets for the Year Ended December 31, 2007......................................................   3
Notes to Financial Statements.................................................................................................   4
Report of Independent Registered Public Accounting Firm.......................................................................   8

WASHINGTON NATIONAL INSURANCE COMPANY VARIABLE ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              SHARES         COST          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in portfolio shares, at net asset value (Note 2)
   DWS Scudder Variable Series II, Class A:
     Balanced .........................................................................        48,186.9   $1,185,587     $ 836,525
     Dreman Small Mid Cap..............................................................        38,344.8      644,739       304,074
     Government & Agency...............................................................        18,648.4      228,546       231,240
     Money Market......................................................................        55,170.9       55,171        55,171
------------------------------------------------------------------------------------------------------------------------------------
   Amount due from Washington National Insurance Company...............................                                      1,593
------------------------------------------------------------------------------------------------------------------------------------
         Net assets.................................................................................................    $1,428,603
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                        TOTAL VALUE
                                                                                               UNITS      UNIT VALUE     OF UNITS
                                                                                            ----------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
     Contracts issued prior to August 20, 1984:
       Government & Agency.............................................................           387.9   $10.812065    $    4,194
       Money Market....................................................................           233.2    10.514580         2,452
     Contracts issued on or after August 20, 1984:
       Balanced........................................................................       113,396.5     7.376991       836,525
       Dreman Small Mid Cap............................................................        46,238.3     6.501948       300,639
       Government & Agency.............................................................        17,167.7    10.718384       184,010
       Money Market....................................................................         5,061.3    10.423804        52,758
------------------------------------------------------------------------------------------------------------------------------------
     Net assets attributable to contract owners' deferred annuity reserves.............                                  1,380,578
------------------------------------------------------------------------------------------------------------------------------------
   Contract owners' annuity payment reserves:
       Dreman Small Mid Cap............................................................                                      3,477
       Government & Agency..........................................................................................        44,548
------------------------------------------------------------------------------------------------------------------------------------
     Net assets attributable to contract owners' annuity payment reserves...........................................        48,025
------------------------------------------------------------------------------------------------------------------------------------
         Net assets.................................................................................................    $1,428,603
------------------------------------------------------------------------------------------------------------------------------------

UNIT PROGRESSION

FOR THE YEAR ENDED DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         DWS SCUDDER VARIABLE SERIES II
                                                                                ----------------------------------------------------
                                                                                                 DREMAN
                                                                                                 SMALL      GOVERNMENT      MONEY
                                                                                  BALANCED       MID CAP     & AGENCY       MARKET
------------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year..........................                     114,248.3      48,996.6      17,999.2     5,301.4
Units purchased.............................................                            --           3.4            --          --
Units redeemed..............................................                        (851.9)     (2,761.7)       (443.6)       (6.9)
------------------------------------------------------------------------------------------------------------------------------------
Number of units, end of year................................                     113,396.5      46,238.3      17,555.6     5,294.5
------------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

WASHINGTON NATIONAL INSURANCE COMPANY VARIABLE ACCOUNT B
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  DWS SCUDDER VARIABLE SERIES II
                                                                       -------------------------------------------------------------

                                                                                     DREMAN
                                                                                      SMALL     GOVERNMENT     MONEY       COMBINED
                                                                        BALANCED     MID CAP     & AGENCY      MARKET       TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ............  $  41,095    $   7,057    $  10,674    $   1,489   $  60,315
Expenses:
   Mortality and expense risk fees ..................................     13,023        5,129        2,882          713      21,747
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income ..........................................     28,072        1,928        7,792          776      38,568
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
     Net realized losses on sales of investments
       in portfolio shares ..........................................     (4,774)     (37,595)        (454)          --     (42,823)
     Net realized long-term and short-term capital gain distributions
       from investments in portfolio shares .........................         --      172,677           --           --     172,677
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares ......     (4,774)     135,082         (454)          --     129,854
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ..............................................   (355,123)    (300,494)         845           --    (654,772)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations ............  $(331,825)   $(163,484)   $   8,183    $     776   $(486,350)
------------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  DWS SCUDDER VARIABLE SERIES II
                                                                         -----------------------------------------------------------

                                                                                       DREMAN
                                                                                       SMALL      GOVERNMENT    MONEY     COMBINED
                                                                         BALANCED      MID CAP     & AGENCY     MARKET      TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income .............................................  $   28,072    $   1,928    $  7,792    $   776   $   38,568
   Net realized gains (losses) on investments in portfolio shares ....      (4,774)     135,082        (454)        --      129,854
   Net change in unrealized appreciation (depreciation) of investments
     in portfolio shares .............................................    (355,123)    (300,494)        845         --     (654,772)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations .............    (331,825)    (163,484)      8,183        776     (486,350)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Contract redemptions ..............................................      (6,099)     (22,681)     (8,465)       (72)     (37,317)
------------------------------------------------------------------------------------------------------------------------------------
     Net decrease in net assets from contract owners' transactions ...      (6,099)     (22,681)     (8,465)       (72)     (37,317)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .........................    (337,924)    (186,165)       (282)       704     (523,667)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ........................................   1,174,449      490,281     233,034     54,506    1,952,270
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of year .......................................  $  836,525    $ 304,116    $232,752    $55,210   $1,428,603
------------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

WASHINGTON NATIONAL INSURANCE COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH DECEMBER 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               40|86 SERIES TRUST
                                                                         ----------------------------------------------------------

                                                                                                        GOVERNMENT      MONEY
                                                                           BALANCED       EQUITY        SECURITIES      MARKET
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (loss) ......................................    $    (2,460)    $    (2,183)    $     1,775     $    473
   Net realized gains (losses) on investments in portfolio shares ....          2,569         156,022          (4,473)          --
   Net change in unrealized appreciation (depreciation) of investments
     in portfolio shares .............................................          6,636        (121,901)          4,039           (1)
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets from operations ........................          6,745          31,938           1,341          472
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Contract redemptions ..............................................        (14,617)       (304,584)        (35,493)      (3,037)
   Net transfers .....................................................     (1,163,415)       (750,770)       (196,088)     (46,555)
-----------------------------------------------------------------------------------------------------------------------------------
       Net decrease in net assets from contract owners' transactions .     (1,178,032)     (1,055,354)       (231,581)     (49,592)
-----------------------------------------------------------------------------------------------------------------------------------
         Net decrease in net assets ..................................     (1,171,287)     (1,023,416)       (230,240)     (49,120)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ........................................      1,171,287       1,023,416         230,240       49,120
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of year ...........................................    $        --     $        --     $        --     $     --
-----------------------------------------------------------------------------------------------------------------------------------


FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH DECEMBER 31, 2007 (CONTINUED)

                                                                                DWS SCUDDER VARIABLE SERIES II
                                                                         --------------------------------------------

                                                                                       DREMAN                         COMBINED TOTAL
                                                                                        SMALL    GOVERNMENT   MONEY    FOR 40|86 AND
                                                                          BALANCED     MID CAP    & AGENCY    MARKET    DWS SCUDDER
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income .............................................   $   29,975   $  32,688   $  6,838   $ 1,269   $   68,375
   Net realized gains (losses) on investments in portfolio shares ....          544      20,028       (997)       --      173,693
   Net change in unrealized appreciation (depreciation) of investments
     in portfolio shares .............................................        6,061     (40,171)     1,849        --     (143,488)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets from operations ........................       36,580      12,545      7,690     1,269       98,580
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Contract redemptions ..............................................     (140,498)   (367,239)     6,909       107     (858,452)
   Contribution from Washington National Insurance Company.. .........      117,294      93,153     21,057     6,575      238,079
   Net transfers .....................................................    1,161,073     751,822    197,378    46,555           --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)in net assets from contract owners'
       transactions ..................................................    1,137,869     477,736    225,344    53,237     (620,373)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)in net assets ..........................    1,174,449     490,281    233,034    54,506     (521,793)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ........................................           --          --         --        --    2,474,063
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of year .......................................   $1,174,449   $ 490,281   $233,034   $54,506   $1,952,270
------------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

WASHINGTON NATIONAL INSURANCE COMPANY VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008 AND 2007

--------------------------------------------------------------------------------

(1)  GENERAL

   Washington National Insurance Company Variable Account B (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on June 8, 1982, as a segregated investment account for individual variable annuity contracts issued by Bankers National Life Insurance Company ("Bankers National"). Effective October 1, 2004, Bankers National was merged into Washington National Insurance Company (the "Company") under a separate Plan and Agreement of Merger approved by the Illinois, Texas and California Insurance Departments. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a Delaware corporation ("Conseco") as was Bankers National on the date of the merger. Conseco is a publicly held specialized financial services holding company listed on the New York Stock Exchange. The operations of the Account are included in the operations of the Company pursuant to the provisions of the Illinois Insurance Code.

   Prior to March 28, 2007, the Account invested solely in shares of the portfolios of 40|86 Series Trust (the "Trust"), a diversified, open-end management investment company. The Trust was managed by 40|86 Advisors, Inc., a registered investment advisor and wholly owned subsidiary of Conseco. The investment options offered by the Trust were the Balanced, Equity, Government Securities, and Money Market Portfolios. In connection with the liquidation of the Trust effective March 28, 2007, the contract owner balances were transferred to funds of DWS Scudder Variable Series II Class A ("Scudder"). As a result, existing shares in the Trust were transferred to the portfolios of Scudder. Scudder's investment options available are the Balanced, Government and Agency, Dreman Small Mid Cap and Money Market Portfolios. Scudder is managed by an unaffiliated investment advisor. In connection with the transaction, the Company paid to the account on behalf of each contract owner an incentive amount equal to 10% of their account balance at March 28, 2007. The incentive amount has been recorded as a contribution from the Company in the accompanying Statement of Changes in Net Assets. In addition the Company paid $30,737 to account participants who chose to withdraw from the Account. This offer was made to facilitate the discontinuation of the Trust's operations.

   The preparation of financial statements in conformity with account ing principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   On November 5, 2007, the Company filed with the Securities and Exchange Commission, to de-register the Account. The request remains pending as of the date of this report. The Company does not anticipate that this action will have any impact to the Account's policyholders.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS, AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios of Scudder at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a last-in first-out basis. The Account does not hold any investments which are restricted as to resale.

   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and net realized gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

   Net assets allocated to contract owners' deferred payment reserves are computed according to the 1983 Group Annuitant Mortality Table. The assumed investment return is 3.5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

(3) PURCHASES AND SALES OF INVESTMENTS IN  PORTFOLIO SHARES

   The aggregate cost of purchases of  investments  in portfolio  shares for the
years  ended   December  31,  2008  and  2007  was   $236,451  and   $2,964,455,
respectively, as shown in the table below:

PURCHASES                             2008         2007
-----------------------------------------------------------
40|86 SERIES TRUST
------------------
Balanced .....................     $     --     $   11,856
Equity .......................           --         68,576
Government Securities ........           --         28,438
Money Market .................           --          1,726

DWS SCUDDER VARIABLE SERIES II
------------------------------

Balanced .....................       39,920      1,361,819
Dreman Small .................      179,519      1,185,477
Government & Agency ..........       15,551        251,669
Money Market .................        1,461         54,894
                                  ------------------------
Total ........................     $236,451     $2,964,455
----------------------------------------------------------


   The aggregate proceeds from sales of investments in portfolio shares for the years ended December 31, 2008 and 2007 was $62,497 and $1,257,081, respectively, as shown in the table below:

SALES                                 2008         2007
----------------------------------------------------------
40/86 SERIES TRUST
------------------
Balanced .....................      $    --     $   26,397
Equity .......................           --        371,815
Government Securities ........           --         51,253
Money Market .................           --          4,474

DWS SCUDDER VARIABLE SERIES II
------------------------------
Balanced .....................       17,947        193,975
Dreman Small .................       27,579        587,734
Government & Agency ..........       16,254         20,968
Money Market .................          717            465
                                  ------------------------
Total ........................      $62,497     $1,257,081
----------------------------------------------------------

WASHINGTON NATIONAL INSURANCE COMPANY VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS--CONTINUED

DECEMBER 31, 2008 AND 2007

--------------------------------------------------------------------------------

(4)  DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by expense or mortality experience because the Company assumes the mortality risk and the expense risk under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for contract administrative charges and transfer processing fees may prove insufficient to cover the actual administrative and transfer processing expenses.

   The Company deducts daily from the Account a fee, which is equal on an annual basis to 1.25 percent (0.75 percent for those contracts issued prior to August 20, 1984) of the daily value of the total investments of the Account, for assuming the mortality and expense risks. These fees were $21,747 and $24,399 for the years ended December 31, 2008 and 2007, respectively.

   The Company does not deduct a sales charge from purchase payments received on contracts issued after August 20, 1984. However, upon surrender, the Company, with certain exceptions, deducts from the contract value a contingent deferred sales charge equal to the lesser of: (a) 5.0 percent of the total of all purchase payments made within 72 months prior to the date of the request for surrender; or (b) 5.0 percent of the amount surrendered. No charge is made for such part of a surrender in a contract year that does not exceed 10.0 percent of the net sum of purchase payments made more than one year prior to the date of the surrender. A sales charge of 6.5 percent is deducted by the Company on purchase payments received on contracts issued before August 20, 1984. There were no sales charges for the years ended December 31, 2008 and 2007.

   An annual contract administrative charge of $30 ($12 on Individual Retirement Accounts or "IRAs") on contracts issued after August 20, 1984 and $36 ($12 on
IRAs) on contracts issued prior to August 20, 1984 is deducted in units from each contract owner's account. Such charges were $666 and $972 for the years ended December 31, 2008 and 2007, respectively. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

   A transfer processing fee (currently at $5 and guaranteed not to exceed $15) for each transfer between portfolios is deducted from the amount transferred. There were no such charges for the years ended December 31, 2008 and 2007.

(5)  FINANCIAL HIGHLIGHTS

   The total return is defined as the percentage change of unit values from the beginning of the period to the end of the period. The investment income ratio is the ratio of income (including dividends from investments in portfolio shares) to the average daily net assets. The beginning unit value at March 28, 2007 was $10 for Scudder funds.

                                                            DWS SCUDDER VARIABLE SERIES II: (CONTRACTS ISSUED AFTER AUGUST 20, 1984)
                                                        ----------------------------------------------------------------------------

                                                                                  NET ASSETS
                                                                             --------------------     TOTAL      INCOME    EXPENSE
                                                                     UNITS   UNIT VALUE    (000S)   RETURN (1)  RATIO (2)  RATIO (3)
------------------------------------------------------------------------------------------------------------------------------------
Balanced
   December 31, 2008 ...........................................    113,397      $7.38      $837     -28.24%     3.94%      1.25%
   For the period of March 29, 2007 through December 31, 2007 ..    114,248     $10.28     $1,17       2.80%     4.42%      1.25%

Dreman Small Mid Cap
   December 31, 2008 ...........................................     46,238      $6.50      $301     -34.25%     1.72%      1.25%
   For the period of March 29, 2007 through December 31, 2007 ..     48,997      $9.89      $485      -1.11%     9.75%(4)   1.25%

Government & Agency
   December 31, 2008 ...........................................     17,168     $10.72      $184       3.63%     4.63%      1.25%
   For the period of March 29, 2007 through December 31, 2007 ..     17,611     $10.34      $182       3.43%     5.52%      1.25%

Money Market
   December 31, 2008 ...........................................      5,061     $10.42       $53       1.40%     2.61%      1.25%
   For the period of March 29, 2007 through December 31, 2007 ..      5,067     $10.28       $52       2.80%     4.92%      1.25%



                                                                 40|86 SERIES TRUST: (CONTRACTS ISSUED AFTER AUGUST 20, 1984)
                                                        ----------------------------------------------------------------------------

                                                                                  NET ASSETS
                                                                             --------------------     TOTAL      INCOME    EXPENSE
                                                                     UNITS   UNIT VALUE    (000S)   RETURN (1)  RATIO (2)  RATIO (3)
------------------------------------------------------------------------------------------------------------------------------------
   Balanced Portfolio
       For the period of January 1, 2007 through March 28, 2007 .    20,553     $57.26     $1,178      0.47%       --       1.25%
       December 31, 2006 ........................................    20,553     $56.99     $1,171     11.65%     1.87%      1.25%
       December 31, 2005 ........................................    21,041     $51.04     $1,074      4.32%     1.69%      1.25%
       December 31, 2004 ........................................    21,891     $48.93     $1,071      9.46%     1.94%      1.25%

WASHINGTON NATIONAL INSURANCE COMPANY VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS--CONTINUED

DECEMBER 31, 2008 AND 2007

------------------------------------------------------------------------------------------------------------------------------------

                                                          40|86 SERIES TRUST: (CONTRACTS ISSUED AFTER AUGUST 20, 1984) (CONTINUED)
                                                        ----------------------------------------------------------------------------

                                                                                  NET ASSETS
                                                                             --------------------     TOTAL      INCOME    EXPENSE
                                                                     UNITS   UNIT VALUE    (000S)   RETURN (1)  RATIO (2)  RATIO (3)
------------------------------------------------------------------------------------------------------------------------------------
   Equity Portfolio
       For the period of January 1, 2007 through March 28, 2007 ..  5,891       $177.26    $1,045      2.91%       --       1.25%
       December 31, 2006 .........................................  5,907       $172.24    $1,023     13.21%     0.53%      1.25%
       December 31, 2005 .........................................  6,948       $152.14    $1,057     10.06%     0.47%      1.25%
       December 31, 2004 .........................................  8,429       $138.24    $1,165     19.43%     0.42%      1.25%
   Government Securities Portfolio
       For the period of January 1, 2007 through March 28, 2007 ..  5,427        $35.10      $191      0.48%     5.05%      1.25%
       December 31, 2006 .........................................  5,120        $34.93      $179      2.17%     3.92%      1.25%
       December 31, 2005 .........................................  6,669        $34.19      $228      0.47%     3.73%      1.25%
       December 31, 2004 .........................................  7,677        $34.03      $261      1.20%     3.19%      1.25%
   Money Market Portfolio
       For the period of January 1, 2007 through March 28, 2007 ..  2,259        $21.01       $48      0.87%     7.05%      1.25%
       December 31, 2006 .........................................  2,259        $20.83       $47      3.31%     4.59%      1.25%
       December 31, 2005 .........................................  2,262        $20.17       $46      1.61%     2.83%      1.25%
       December 31, 2004 .........................................  3,063        $19.85       $61     -0.32%     0.91%      1.25%
                                                                   -----------------------------------------------------------------


(1) These amounts represent the total return for the periods indicated, including changes in the value of the underlying trust, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

(2) These amounts represent the dividends for the periods indicated excluding distributions of long-term and short-term capital gains, received by the Account from the Trust or Scudder, net of management fees assessed by the Trust or Scudder, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the Trust or Scudder in which the Account invests.

(3) These amounts represent the annualized contract expenses of the variable account, consisting solely of mortality and expense charges that result in a direct reduction to unit values, for each period indicated. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(4) The 2007 investment income ratio calculation included short-term capital gains of $29,418. Excluding these gains, the investment income ratio would have been 2.10%. As noted within the Financial Highlights footnote above, the 2008 investment income ratio excludes short-term capital gains.

WASHINGTON NATIONAL INSURANCE COMPANY VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS--CONTINUED

DECEMBER 31, 2008 AND 2007

--------------------------------------------------------------------------------

(6)  FAIR VALUE MEASUREMENTS

   On January 1, 2008, the Account adopted Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. As defined in SFAS 157, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date and, therefore, represents an exit price, not an entry price. SFAS 157 establishes a three-level hierarchy for valuing assets or liabilities at fair value based on whether inputs are observable or unobservable.

   o Level 1-  includes  assets  valued using  inputs that are quoted  prices in active markets for identical assets. Level 1 securities include highly liquid U.S. Treasury securities, certain common stocks, mutual funds, and cash and cash equivalents.

   o Level 2-  includes  assets  valued using inputs that are quoted  prices for similar assets in an active market, quoted prices for identical or similar assets in a market that is not active, observable inputs, or observable inputs that can be corroborated by market data.

   o Level 3-  includes assets valued using unobservable inputs that are used in model- based valuations that contain management assumptions.

   At each reporting date, the Account classifies assets into three input levels based on the lowest level of input that is significant to the measurement of fair value for each asset reported at fair value. The Account's assessment of the significance of a particular input to the fair value measurement and the ultimate classification of each asset requires judgment. Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective underlying fund manager. The Account includes these prices in the amounts disclosed in Level 1 of the hierarchy.

   The following table presents the Accounts' assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

                        FAIR VALUE MEASUREMENTS USING
-------------------------------------------------------------------------

                               QUOTED PRICES   SIGNIFICANT
                                 IN ACTIVE        OTHER      SIGNIFICANT
                                MARKETS FOR     OBSERVABLE   UNOBSERVABLE
                TOTAL AS OF   IDENTICAL ASSETS    INPUTS        INPUTS
                12/31/2008        (LEVEL 1)      (LEVEL 2)     (LEVEL 3)
-------------------------------------------------------------------------
ASSETS:
-------
Mutual Funds    $1,427,010       $1,427,010         $--           $--

   In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities - Including an Amendment of FASB Statement No. 115" ("SFAS 159"). SFAS 159 allows entities to choose to measure many financial instruments and certain other items, including insurance contracts, at fair value (on an instrument-by-instrument basis) that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. The Account adopted SFAS 159 on January 1, 2008. The Account did not elect any additional fair value options for any of the Account's financial assets or liabilities.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


--------------------------------------------------------------------------------
TO THE BOARD OF DIRECTORS OF WASHINGTON NATIONAL
INSURANCE COMPANY AND CONTRACT OWNERS OF
WASHINGTON NATIONAL INSURANCE COMPANY
VARIABLE ACCOUNT B

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Washington National Insurance Company Variable Account B (the "Account") at December 31, 2008, and the results of its operations and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of portfolio shares owned at December 31, 2008 by correspondence with the underlying investment fund's transfer agent, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana
February 27, 2009

--------------------------------------------------------------------------------

                        WASHINGTON NATIONAL INSURANCE COMPANY
                           VARIABLE ACCOUNT B

                        SPONSOR
                        Washington National Insurance Company - Carmel, Indiana.

                        INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP - Indianapolis, Indiana.

 WASHINGTON NATIONAL INSURANCE COMPANY IS AN INDIRECT WHOLLY OWNED SUBSIDIARY OF
       CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED IN CARMEL,
      INDIANA. CONSECO, INC., THROUGH ITS SUBSIDIARY COMPANIES, IS ONE OF MIDDLE
       AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT AND LENDING PRODUCTS,
           HELPING 13 MILLION CUSTOMERS STEP UP TO A BETTER, MORE SECURE FUTURE.


                        WASHINGTON NATIONAL INSURANCE COMPANY VARIABLE ACCOUNT B
                                                 11825 North Pennsylvania Street
                                                           Carmel, Indiana 46032

                                  (C) 2008 Washington National Insurance Company

                                                                 WWW.CONSECO.COM



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